United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/10

Date of Reporting Period:  Quarter ended 10/31/09

Item 1.                      Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 45.0%
		U.S. Treasury Bonds – 8.2%
$35,000,000		8.875%, 8/15/2017	48,808,592
20,000,000		9.875%, 11/15/2015	28,064,062
		TOTAL	76,872,654
		U.S. Treasury Notes – 36.8%
10,108,700		1.875%, 7/15/2019	10,564,381
10,000,000		2.625%, 6/30/2014	10,191,406
45,000,000	[1]	2.750%, 10/31/2013	46,466,015
10,000,000		3.000%, 9/30/2016	10,028,148
30,000,000		3.125%, 4/30/2013	31,495,314
44,200,000	[2]	3.250%, 7/31/2016	45,177,337
10,000,000		3.500%, 5/31/2013	10,621,484
20,000,000	[2]	3.625%, 8/15/2019	20,376,562
37,000,000		4.000%, 11/15/2012	39,873,279
45,000,000		4.125%, 8/31/2012	48,526,173
40,000,000		4.250%, 11/15/2014	43,679,688
10,000,000		4.750%, 5/31/2012	10,905,469
15,000,000		4.875%, 4/30/2011	15,956,543
		TOTAL	343,861,799
		TOTAL U.S. TREASURY (IDENTIFIED COST $397,471,446)	420,734,453
		FDIC Guaranteed Debt – 30.0%
30,000,000		GMAC LLC, 1.750%, 10/30/2012	30,047,172
35,000,000		GMAC LLC, 2.200%, 12/19/2012	35,531,777
40,000,000		Citigroup, Inc., 1.375%, 5/5/2011	40,388,072
20,000,000		Citigroup Funding, Inc., 2.000%, 3/30/2012	20,289,967
38,000,000		J.P. Morgan Chase & Co., 2.200%, 6/15/2012	38,768,320
25,000,000		Morgan Stanley, 2.250%, 3/13/2012	25,605,877
30,760,000		General Electric Capital Corp., 1.800%, 3/11/2011	31,256,322
20,000,000		General Electric Capital Corp., 2.000%, 9/28/2012	20,201,042
37,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	38,424,093
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $276,666,027)	280,512,642
		Government Agencies – 26.1%
15,000,000		Federal Home Loan Bank System, 1.000%, 11/9/2011	14,927,930
40,000,000	[2]	Federal National Mortgage Association, 1.000%, 11/23/2011	39,944,948
46,000,000		Federal National Mortgage Association, 5.125%, 11/2/2012	46,000,000
10,000,000		Federal National Mortgage Association, 4.000%, 1/18/2013	10,361,696
15,000,000		Federal Farm Credit System, 3.875%, 10/7/2013	15,911,668
30,125,000		Federal Home Loan Bank System, 4.875%, 12/13/2013	33,145,724
15,000,000		Federal Home Loan Mortgage Corp., 3.000%, 7/28/2014	15,313,824
66,000,000		Federal National Mortgage Association, 2.625%, 11/20/2014	65,970,049
2,005,000		Federal Home Loan Bank System, 4.150%, 2/25/2015	2,023,161
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $239,415,164)	243,599,000

		Mutual Fund – 12.2%
114,305,602	[3,4,5]	Government Obligations Fund, Institutional Shares, 0.05% (AT NET ASSET VALUE)	114,305,602
		TOTAL INVESTMENTS — 113.3% (IDENTIFIED COST $1,027,858,239)[6]	1,059,151,697
		OTHER ASSETS AND LIABILITIES - NET — (13.3)%[7]	(124,406,890)
		TOTAL NET ASSETS — 100%	$934,744,807
  At October 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8U.S. Treasury Notes 2-Year Short Futures	575	$125,125,391	December 2009	$(598,607)
8U.S. Treasury Notes 10-Year Long Futures	470	$55,746,406	December 2009	$779,296
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$180,689
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Certain principal amount or shares are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2009, the securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$105,498,847	$107,983,000
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	At October 31, 2009, the cost of investments for federal tax purposes was $1,027,858,239. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $31,293,458. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,460,861 and net unrealized depreciation from investments for those securities having an excess of cost over value of $167,403.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
8	Non-income producing security.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$420,734,453	$ —	$420,734,453
FDIC Guaranteed Debt	—	280,512,642	—	280,512,642
Government Agencies	—	243,599,000	—	243,599,000
Mutual Fund	114,305,602	—	—	114,305,602
TOTAL SECURITIES	$114,305,602	$944,846,095	$ —	$1,059,151,697
OTHER FINANCIAL INSTRUMENTS*	$180,689	$ —	$ —	$180,689
*	Other financial instruments include futures contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated U.S. Government Securities Fund: 2-5 Years

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009